Annual Total Returns - FidelityEmergingMarketsFund-KPRO - FidelityEmergingMarketsFund-KPRO - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund - Class K	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	1.81%
Annual Return 2015	(9.92%)
Annual Return 2016	3.42%
Annual Return 2017	47.89%
Annual Return 2018	(17.91%)
Annual Return 2019	33.84%
Annual Return 2020	32.66%
Annual Return 2021	1.53%
Annual Return 2022	(27.42%)
Annual Return 2023	15.35%